Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Taxes
Taxes recognized in profit or loss

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)

Current tax	€(584)	€(218)	€(466)
Deferred tax	535	20	231
Income taxes	€(50)	€(198)	€(235)

Tax Liabilities

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Current tax payable	€1,175	€865	€1,022
Total tax liabilities	€1,175	€865	€1,022

Tax reconciled to the accounting result

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)

Income/ loss (-) before tax	€(29,209)	€(115,507)	€54,246
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(8,640)	(39,261)	18,438
Tax expenses / income (-) in statement of operations (effective)	50	198	235
Difference in tax expense / income to explain	€8,690	€39,458	€(18,203)

Effect of tax rates in other jurisdictions	€411	€14	€163
Effect of non taxable revenues	(11,558)	(11,277)	(27,399)
Effect of share based payment expenses without tax impact	7,530	5,317	3,531
Effect of consolidation eliminations without tax impact	382	102	2
Effect of non tax deductible expenses	945	404	856
Effect of recognition of previously non recognized deferred tax assets	(1,977)	(414)	(421)
Effect of change in tax rates	—	181
Effect of tax losses (utilized) reversed	(150)	(763)	(655)
Effect of non recognition of deferred tax assets	13,108	45,895	5,720
Total explanations	€8,690	€39,458	€(18,203)